UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.  Name and address of issuer:     	The Navellier Series Fund
				1 East Liberty, Third Floor
				Reno, NV  89501

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities
of the issuer, check the box but do not list series or classes):  	X

3.  Investment Company Act File Number:  811-06229

 	Securities Act File Number:   33-64010

4 (a).	   Last day of fiscal year for which this notice is filed:
		December 31, 1998

4 (b). p Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
		 (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4 (c). X Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(I)  Aggregate sale price of securities sold during
	the fiscal year pursuant to section 24f-2:						 						$39,129,276

	(ii)  Aggregate price of securities redeemed or
	repurchased during the fiscal year:	$59,381,158**

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:	$97,959,975

	(iv)	Total available redemption credits [add Items 5(ii)
		and 5(iii)]:		$157,341,133

	(v)	Net sales if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:						 	          				$0
		(vi)	Redemption credits available for use in future
		years if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:	$(118,211,857)

	(vii) 	Multiplier for determining registration fee (See
		Instruction C.9):								       						x0.000278

	(viii) 	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):						            						=           $0


6.	Prepaid Shares

If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares
or other units) deducted here:      .  If there is a number of shares or
other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that
number here:     .

7.	Interest due if this Form is being filed more than 90 days
	after the end of the issuer's fiscal year
	(see Instruction D):												        		+	$ 0

8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7):												=	 $ 0

9.	Date the registration fee and any interest payment was
	sent to the Commission's lockbox depository:

	Method of Delivery: NA

				    Wire Transfer
				    Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		__\s\ Arjen Kuyper____
				Arjen Kuyper
				Treasurer

Date: 3/30/99

* Please print the name and title of the signing officer below the signature.

** The aggregate price of securities redeemed during the fiscal year does not include the shares exchanged into the Navellier
Performance Funds from the Navellier Series Fund as filed in the Form N-14.